SUPPLEMENT dated July 1, 2000

                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000

--------------------------------------------------------------------------------

Standish Select Value Fund (formerly Standish Equity Fund):

      Standish Equity Fund is changing its name to Standish Select Value Fund. Accordingly, the name Standish Select Value Fund replaces all references to the name Standish Equity Fund in the attached prospectus.

                            ------------------------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

--------------------------------------------------------------------------------
Average annual total returns for selected periods ended December 31, 1999

                      1 Year       5 Years     Life of Fund     Inception Date
--------------------------------------------------------------------------------
Select Value Fund     (0.17)       20.54       17.65            1/2/91
--------------------------------------------------------------------------------
Russell 1000 Value     7.35        23.06       18.57            N/A
Index*
--------------------------------------------------------------------------------
S&P 500 Index*        21.04        28.55       20.85            N/A
--------------------------------------------------------------------------------
Small Cap Equity      79.10        26.16       24.10            9/1/90
Fund
--------------------------------------------------------------------------------
Russell 2000          43.09        18.99       16.63            N/A
Growth Index**

* Select Value Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

SUPPLEMENT dated July 1, 2000

                              To the PROSPECTUS of

                        Standish Select Value Asset Fund
                      (formerly Standish Equity Asset Fund)
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                             (Service Class Shares)

                             Dated: January 31, 2000

--------------------------------------------------------------------------------

Standish Select Value Asset Fund (formerly Standish Equity Asset Fund):

      Standish Equity Asset Fund is changing its name to Standish Select Value Asset Fund. Accordingly, the name Standish Select Value Asset Fund replaces all references to the name Standish Equity Asset Fund in the attached prospectus.

                            ------------------------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

--------------------------------------------------------------------------------
Average annual total returns for selected periods ended December 31, 1999

                      1 Year      5 Years      Life of Fund     Inception Date
--------------------------------------------------------------------------------
Select Value Asset*   (0.41)      19.68        17.06            1/2/91
Fund
--------------------------------------------------------------------------------
Russell 1000 Value     7.35       23.06        18.57            N/A
Index**
--------------------------------------------------------------------------------
S&P 500 Index**       21.04       28.55        20.85            N/A

* Includes performance of the older feeder fund for the period from January 2, 1991 (inception) to October 7, 1997, adjusted to reflect Select Value Asset Fund's 0.25% account administration fee.

** Select Value Asset Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

SUPPLEMENT dated July 1, 2000

                  To the STATEMENT OF ADDITIONAL INFORMATION of
                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund
                             Dated: January 31, 2000

--------------------------------------------------------------------------------

Standish Select Value Fund (formerly Standish Equity Fund):

      Standish Equity Fund is changing its name to Standish Select Value Fund. Accordingly, the name Standish Select Value Fund replaces all references to the name Standish Equity Fund in the attached Statement of Additional Information.

                            ------------------------

      On page 2 of the attached Statement of Additional Information under the heading Master/Feeder Structure, the name of the Standish Equity Portfolio is changing to Standish Select Value Portfolio. Accordingly, all references to the name Equity Portfolio in the attached Statement of Additional Information are replaced with the name Select Value Portfolio.

                            ------------------------

      On page 34 of the attached Statement of Additional Information under the heading Calculation of Performance Data, the third sentence of the first full paragraph is revised to read:

      In particular, Select Value Fund may compare its performance to the Russell 1000 Value Index, which is generally considered to be representative of those Russell 1000 companies with value characteristics. The Russell 1000 Index is generally considered to be representative of unmanaged large capitalization stocks in the United States markets.

                            ------------------------

      Also on page 34 of the attached Statement of Additional Information under the heading Calculation of Performance Data, the following description has been added to the end of the fourth sentence of the first full paragraph after the term "S&P 500 Index":

      [S&P 500 Index], which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets.

SUPPLEMENT dated July 1, 2000

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Select Value Asset Fund
                      (formerly Standish Equity Asset Fund)
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                             (Service Class Shares)

                             Dated: January 31, 2000

--------------------------------------------------------------------------------

Standish Select Value Asset Fund (formerly Standish Equity Asset Fund):

      Standish Equity Asset Fund is changing its name to Standish Select Value Asset Fund. Accordingly, the name Standish Select Value Asset Fund replaces all references to the name Standish Equity Asset Fund in the attached Statement of Additional Information.

                            ------------------------

      On page 2 of the attached Statement of Additional Information under the heading Master/Feeder Structure, the name of the Standish Equity Portfolio is changing to Standish Select Value Portfolio. Accordingly, all references to the name Equity Portfolio in the attached Statement of Additional Information are replaced with the name Select Value Portfolio.

                            ------------------------

      On page 24 of the attached Statement of Additional Information under the heading Calculation of Performance Data, the third sentence of the first full paragraph is revised to read:

      In particular, Select Value Asset Fund may compare its performance to the Russell 1000 Value Index, which is generally considered to be representative of those Russell 1000 companies with value characteristics. The Russell 1000 Index is generally considered to be representative of unmanaged large capitalization stocks in the United States markets.